Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
A discussion of the Company’s significant accounting policies can be found in the 2025 Consolidated Financial Statements. There have been no material changes to these policies or pronouncements in the six-month period ended June 30, 2026.